Document and Entity Information	Jan. 09, 2026
Entity Addresses [Line Items]
Document Type	POS EX
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Post-Effective Amendment No. 2 to the Registration Statement on Form S-11 (No. 333-273828) is filed pursuant to Rule 462(d) solely to add exhibits not previously filed with respect to such Registration Statement.
Entity Registrant Name	Cantor Fitzgerald Income Trust, Inc.
Entity Central Index Key	0001666244
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Address, Address Line One	110 E.
Entity Address, Address Line Two	59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	110 E.
Entity Address, Address Line Two	59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	938-5000
Contact Personnel Name	Adam Brajer